Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-11421
Entity Registrant Name	DOLLAR GENERAL CORPORATION
Entity Central Index Key	0000029534
Entity Tax Identification Number	61-0502302
Entity Incorporation, State or Country Code	TN
Entity Address, Address Line One	100 MISSION RIDGE
Entity Address, City or Town	GOODLETTSVILLE
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37072
City Area Code	(615)
Local Phone Number	855-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.875 per share
Trading Symbol	DG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false